VESSELS AND EQUIPMENT, NET - Market Values and Carrying Values of Vessels (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property and equipment:
2019 Carrying value	$ 3,160,549	$ 3,271,379
Golar Arctic
Property and equipment:
2019 Market Value	64,000
2019 Carrying value	136,400
Deficit	(72,400)
Golar Bear
Property and equipment:
2019 Market Value	174,000
2019 Carrying value	184,200
Deficit	(10,200)
Golar Crystal
Property and equipment:
2019 Market Value	172,000
2019 Carrying value	178,600
Deficit	(6,600)
Golar Frost
Property and equipment:
2019 Market Value	174,000
2019 Carrying value	187,000
Deficit	(13,000)
Golar Glacier
Property and equipment:
2019 Market Value	175,000
2019 Carrying value	182,900
Deficit	(7,900)
Golar Ice
Property and equipment:
2019 Market Value	178,000
2019 Carrying value	190,200
Deficit	(12,200)
Golar Kelvin
Property and equipment:
2019 Market Value	177,000
2019 Carrying value	184,400
Deficit	(7,400)
Golar Snow
Property and equipment:
2019 Market Value	179,000
2019 Carrying value	192,000
Deficit	(13,000)
Golar Viking
Property and equipment:
2019 Market Value	73,000
2019 Carrying value	75,800
Deficit	$ (2,800)